Assets Under Development (Tables)	6 Months Ended
Jun. 30, 2021
Extractive Industries [Abstract]
Schedule for Assets Under Development

(in thousands of $)	June 30, 2021	December 31, 2020
Opening asset under development balance	658,247	434,248
Additions	152,886	283,927
Transfer from vessels and equipment, net	—	77,172
Transfer from other non-current assets	—	16,213
Interest costs capitalized	20,323	34,296
Disposal of LNG Croatia	—	(187,609)
Closing asset under development balance	831,456	658,247

Schedule of Fiscal Year Maturity
As at June 30, 2021, the estimated timing of the outstanding payments in connection with the Gimi conversion are as follows:

(in thousands of $)
Period ending December 31,
2021 (1)	114,492
2022	265,831
2023	277,336
2024	58,792
716,451
(1) For the six months ending December 31, 2021